Revenue by Categories	6 Months Ended
Jun. 30, 2025
Revenue by Categories [Abstract]
REVENUE BY CATEGORIES

13. REVENUE BY CATEGORIES

Revenue by products or services

For the six months ended June 30, 2025 and 2024, the Company operates in a single operating segment that mainly includes: 1) cloud mining solutions services; 2) self-mining; 3) sale of mining equipment; and 4) hosting services and others.

The following table summarizes the revenue generated from different revenue streams:

	For the Six Months Ended June 30,
	2025	2024

Cloud mining solutions	147,980	158,526
BTC self-mining revenue	32,357	111,130
Sales of mining equipment	11,275	828
Hosting services and others	1,827	3,348
Total revenues	193,439	273,832

Revenue by geographical location

The following table also summarizes the revenue (excluding self-mining revenue) generated from different continents:

	For the Six Months Ended June 30,
	2025		2024
	Amount	%	Amount	%

Africa	60,488	38%	*	*
Asia	39,913	25%	43,903	27%
North America	32,556	20%	80,917	50%
Oceania	22,866	14%	*	*
Europe	2,338	1%	33,224	20%
Others	2,921	2%	4,658	3%
Total revenues (i)	161,082	100%	162,702	100%
*	Less than 1%

The basis for attributing revenues by continents is based on the customers’ KYC (“Know Your Customer”) information, which indicates the country or region where a corporate customer was incorporated or the place of residence of an individual customer.

(i)	Total revenue excludes Bitcoin self-mining revenue.

Revenue by consideration

The amount of revenue recognized from receipt of digital assets and receipt of US dollars is presented separately as following:

	For the Six Months Ended June 30,
	2025	2024

Revenue recognized in digital assets payment	191,195	273,832
Revenue recognized in US dollars payment	2,244	-
Total revenues	193,439	273,832